NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE	Total Liability to GE
	June 30, 2021	December 31, 2020
Note payable GE	$1,200,000	$1,200,000
Accrued transition services	972,233	972,233
Accrued Interest	297,885	269,921
Total	$2,470,118	$2,442,154
Total Liability to GE
	December 31, 2020	December 31, 2019
Note payable GE	$1,200,000	$1,200,000
Accrued transition services	972,233	972,233
Accrued Interest	269,921	214,001
Total	$2,442,154	$2,386,234

SCHEDULE OF CONVERTIBLE NOTES	Total due to Convertible Notes
	June 30, 2021	December 31, 2020
Total convertible notes	$187,285	$612,355
Accrued Interest	97,260	99,509
Debt Discount	-	(170,438)
Total	$284,545	$541,426
Total due to Convertible Notes
	December 31, 2020	December 31, 2019
Total convertible notes	$612,355	$371,785
Accrued Interest	99,509	82,111
Debt Discount	(170,438)	(80,647)
Total	$541,426	$373,249